JPMorgan U.S. Small Company Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
RUSSELL 2000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	6.09%	9.62%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	9.48%	6.86%	8.44%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	9.79%	7.13%	8.73%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	10.01%	7.40%	8.99%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	10.23%	7.56%	9.16%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	10.33%	7.67%	9.27%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.39%	5.10%	7.34%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.60%	5.49%	7.06%